Marketable Securities (Tables)	12 Months Ended
Dec. 31, 2019
Investments Debt And Equity Securities [Abstract]
Changes in Value of Marketable Securities Reported in Current Assets on Consolidated Balance Sheets

Changes in the value of marketable securities, as reported in current assets on the consolidated balance sheets as at December 31, 2019 and December 31, 2018 are detailed in the tables below:

	December 31, 2018	Purchase	Proceeds at maturity	Change in fair value included in OCI*	Change in fair value recognized in earnings	December 31, 2019
U.S. Treasury debt securities	330	—	(200)	3	—	133
Total	330	—	(200)	3	—	133

*	Other Comprehensive Income

	December 31, 2017	Purchase	Proceeds at maturity	Change in fair value included in OCI*	Change in fair value recognized in earnings	December 31, 2018
U.S. Treasury debt securities	431	—	(100)	(1)	—	330
Total	431	—	(100)	(1)	—	330